Note 7 - Income Taxes (Details Textual) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards, Total	$ 18,921,216	$ 17,315,505
Deferred Assets, Non-refundable Research and Development Tax Offset	3,374,776	3,374,776
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	0	0
Canada Revenue Agency [Member]
Operating Loss Carryforwards, Total	$ 120,376	$ 779,887